Corporate Information	12 Months Ended
Dec. 31, 2018
Notes To Financial Statements [Abstract]
Corporate Information

Auryn Resources Inc. (the “Company” or “Auryn”) was incorporated on June 9, 2008, under the British Columbia Business Corporations Act.

The Company trades on the Toronto Stock Exchange under the symbol AUG.TO, and effective July 17, 2017 the Company’s common shares commenced trading on the NYSE-American under the symbol AUG. The Company’s principal business activity is the acquisition, exploration and development of resource properties in Canada and Peru.

The Company, through its wholly owned subsidiaries, owns the mineral concessions comprising the Committee Bay and Gibson MacQuoid mineral properties both located in Nunavut (note 8 (a)), as well as the Homestake Ridge Project in northwestern British Columbia (note 8 (b)). The Company has also secured rights to various mining concessions in southern Peru (note 8 (c)) which include the Sombrero and Huilacollo projects.

The head office and principal address of Auryn is located at 1199 West Hastings Street, Suite 600, Vancouver, British Columbia, V6E 3T5.